Quarterly Holdings Report
for

Fidelity® U.S. Low Volatility Equity Fund

July 31, 2020

USL-QTLY-0920
1.9896231.100

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 0.3%
HKT Trust/HKT Ltd. unit	745,626	$1,098,673
Entertainment - 3.2%
Activision Blizzard, Inc.	33,497	2,767,857
Electronic Arts, Inc. (a)	19,454	2,755,075
Netflix, Inc. (a)	3,595	1,757,524
Take-Two Interactive Software, Inc. (a)	18,037	2,958,429
		10,238,885
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	1,531	2,278,051
Facebook, Inc. Class A (a)	10,785	2,735,831
		5,013,882
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	28,676	3,079,229

TOTAL COMMUNICATION SERVICES		19,430,669

CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 1.4%
Grand Canyon Education, Inc. (a)	26,410	2,343,623
Service Corp. International	51,620	2,238,243
		4,581,866
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	11,541	2,242,185
Starbucks Corp.	26,460	2,024,984
		4,267,169
Household Durables - 2.4%
D.R. Horton, Inc.	38,646	2,556,819
Lennar Corp. Class A	36,214	2,620,083
NVR, Inc. (a)	657	2,582,109
		7,759,011
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	950	3,006,446
Leisure Products - 0.7%
Sturm, Ruger & Co., Inc.	26,138	2,126,849
Multiline Retail - 1.8%
Dollar General Corp.	15,807	3,009,653
Dollar Tree, Inc. (a)	29,820	2,783,697
		5,793,350
Specialty Retail - 1.3%
Ross Stores, Inc.	19,343	1,734,487
TJX Companies, Inc.	46,108	2,397,155
		4,131,642

TOTAL CONSUMER DISCRETIONARY		31,666,333

CONSUMER STAPLES - 13.8%
Beverages - 2.9%
Keurig Dr. Pepper, Inc.	72,950	2,231,541
Monster Beverage Corp. (a)	35,962	2,822,298
PepsiCo, Inc.	17,349	2,388,263
The Coca-Cola Co.	43,253	2,043,272
		9,485,374
Food & Staples Retailing - 3.8%
BJ's Wholesale Club Holdings, Inc. (a)	83,393	3,339,890
Costco Wholesale Corp.	7,367	2,398,180
Grocery Outlet Holding Corp. (a)	53,215	2,340,928
Kroger Co.	74,145	2,579,505
Performance Food Group Co. (a)	22,495	630,310
U.S. Foods Holding Corp. (a)	50,394	1,022,998
		12,311,811
Food Products - 5.5%
Conagra Brands, Inc.	60,092	2,250,445
Kellogg Co.	36,095	2,490,194
Lamb Weston Holdings, Inc.	26,733	1,606,119
Mondelez International, Inc.	45,013	2,497,771
Nestle SA (Reg. S)	18,335	2,180,430
The J.M. Smucker Co.	21,902	2,394,984
TreeHouse Foods, Inc. (a)	55,426	2,428,767
Tyson Foods, Inc. Class A	27,509	1,690,428
		17,539,138
Household Products - 1.6%
Kimberly-Clark Corp.	16,851	2,562,026
Procter & Gamble Co.	19,286	2,528,780
		5,090,806

TOTAL CONSUMER STAPLES		44,427,129

FINANCIALS - 8.8%
Capital Markets - 1.6%
Intercontinental Exchange, Inc.	24,301	2,351,851
The NASDAQ OMX Group, Inc.	21,660	2,844,175
		5,196,026
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	10,348	2,025,931
Insurance - 6.6%
Allstate Corp.	20,285	1,914,701
Assurant, Inc.	16,626	1,786,796
Axis Capital Holdings Ltd.	42,635	1,710,516
Brown & Brown, Inc.	63,334	2,879,797
Chubb Ltd.	16,599	2,112,057
Marsh & McLennan Companies, Inc.	18,716	2,182,286
Old Republic International Corp.	102,022	1,639,494
The Travelers Companies, Inc.	16,761	1,917,794
Tokio Marine Holdings, Inc.	36,141	1,526,053
White Mountains Insurance Group Ltd.	2,036	1,791,945
Willis Towers Watson PLC	7,086	1,488,131
		20,949,570

TOTAL FINANCIALS		28,171,527

HEALTH CARE - 14.2%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	20,188	2,069,068
Amgen, Inc.	9,417	2,304,057
Regeneron Pharmaceuticals, Inc. (a)	5,354	3,384,103
United Therapeutics Corp. (a)	11,400	1,270,758
Vertex Pharmaceuticals, Inc. (a)	7,972	2,168,384
		11,196,370
Health Care Equipment & Supplies - 2.4%
Becton, Dickinson & Co.	8,585	2,415,304
Danaher Corp.	14,355	2,925,549
Masimo Corp. (a)	9,768	2,150,132
		7,490,985
Health Care Providers & Services - 2.2%
Humana, Inc.	6,376	2,502,261
Premier, Inc. (a)	66,245	2,316,588
UnitedHealth Group, Inc.	7,591	2,298,403
		7,117,252
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc. Class A (a)	3,100	1,627,159
Thermo Fisher Scientific, Inc.	6,412	2,654,247
		4,281,406
Pharmaceuticals - 4.8%
AstraZeneca PLC (United Kingdom)	21,231	2,345,594
Bristol-Myers Squibb Co.	39,698	2,328,685
Eli Lilly & Co.	16,556	2,488,201
Jazz Pharmaceuticals PLC (a)	11,211	1,213,591
Recordati SpA	44,204	2,355,651
Roche Holding AG (participation certificate)	6,768	2,344,141
Sanofi SA sponsored ADR	45,300	2,375,985
		15,451,848

TOTAL HEALTH CARE		45,537,861

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	5,861	2,221,143
Northrop Grumman Corp.	6,378	2,072,914
		4,294,057
Commercial Services & Supplies - 1.5%
Waste Connection, Inc. (United States)	25,450	2,605,317
Waste Management, Inc.	20,306	2,225,538
		4,830,855
Industrial Conglomerates - 0.9%
Roper Technologies, Inc.	6,700	2,897,415
Machinery - 0.7%
IDEX Corp.	13,797	2,274,022
Professional Services - 1.3%
FTI Consulting, Inc. (a)	11,100	1,325,784
Verisk Analytics, Inc.	14,364	2,710,630
		4,036,414
Road & Rail - 2.2%
Heartland Express, Inc.	106,125	2,152,746
Landstar System, Inc.	20,168	2,456,059
Schneider National, Inc. Class B	100,515	2,525,942
		7,134,747

TOTAL INDUSTRIALS		25,467,510

INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.7%
Ciena Corp. (a)	38,800	2,308,988
Juniper Networks, Inc.	47,202	1,197,987
Motorola Solutions, Inc.	13,728	1,919,174
		5,426,149
Electronic Equipment & Components - 1.8%
Keyence Corp.	5,167	2,184,633
Keysight Technologies, Inc. (a)	21,298	2,127,457
TE Connectivity Ltd.	16,086	1,432,780
		5,744,870
IT Services - 7.5%
Accenture PLC Class A	11,637	2,615,765
Akamai Technologies, Inc. (a)	20,611	2,317,501
Black Knight, Inc. (a)	35,293	2,644,152
Booz Allen Hamilton Holding Corp. Class A	31,288	2,558,107
Fidelity National Information Services, Inc.	15,968	2,336,278
Fiserv, Inc. (a)	19,710	1,966,861
Jack Henry & Associates, Inc.	15,558	2,773,991
MasterCard, Inc. Class A	7,531	2,323,539
Maximus, Inc.	29,957	2,223,109
Visa, Inc. Class A	12,194	2,321,738
		24,081,041
Software - 4.1%
Adobe, Inc. (a)	6,408	2,847,203
Microsoft Corp.	15,656	3,209,637
Oracle Corp.	51,184	2,838,153
Oracle Corp. Japan	17,111	2,049,667
Salesforce.com, Inc. (a)	12,243	2,385,549
		13,330,209
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	5,837	2,480,958

TOTAL INFORMATION TECHNOLOGY		51,063,227

MATERIALS - 6.1%
Containers & Packaging - 0.7%
Aptargroup, Inc.	20,066	2,311,603
Metals & Mining - 5.4%
Agnico Eagle Mines Ltd. (Canada)	35,448	2,815,039
Barrick Gold Corp. (Canada)	119,776	3,461,517
Newmont Corp.	52,872	3,658,742
Royal Gold, Inc.	25,142	3,518,120
Wheaton Precious Metals Corp.	69,876	3,791,025
		17,244,443

TOTAL MATERIALS		19,556,046

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Alexandria Real Estate Equities, Inc.	14,033	2,491,559
American Tower Corp.	10,884	2,844,969
CubeSmart	75,344	2,235,456
Equinix, Inc.	3,957	3,108,144
UDR, Inc.	47,340	1,713,708
		12,393,836
UTILITIES - 9.8%
Electric Utilities - 6.6%
American Electric Power Co., Inc.	24,651	2,141,679
Duke Energy Corp.	25,970	2,200,698
Entergy Corp.	18,855	1,982,226
Evergy, Inc.	35,581	2,306,716
Eversource Energy	27,993	2,521,330
NextEra Energy, Inc.	9,272	2,602,650
Pinnacle West Capital Corp.	25,669	2,132,581
Portland General Electric Co.	30,102	1,328,401
PPL Corp.	66,211	1,762,537
Xcel Energy, Inc.	31,891	2,201,755
		21,180,573
Gas Utilities - 1.8%
Atmos Energy Corp.	20,764	2,200,776
New Jersey Resources Corp.	50,263	1,561,169
ONE Gas, Inc.	24,625	1,864,113
		5,626,058
Multi-Utilities - 1.4%
CMS Energy Corp.	37,136	2,383,388
Dominion Energy, Inc.	27,289	2,211,228
		4,594,616

TOTAL UTILITIES		31,401,247

TOTAL COMMON STOCKS
(Cost $282,799,500)		309,115,385

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.14% (b)
(Cost $2,567,734)	2,567,220	2,567,991

Equity Funds - 3.0%
Domestic Equity Funds - 3.0%
iShares MSCI USA Minimum Volatility ETF
(Cost $9,192,701)	150,790	9,560,083
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $294,559,935)		321,243,459
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(660,427)
NET ASSETS - 100%		$320,583,032

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$455
Total	$455

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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